CREDIT FACILITIES AND LONG-TERM DEBT - Convertible Notes (Details) - USD ($) $ in Thousands, shares in Millions		1 Months Ended		5 Months Ended	9 Months Ended		12 Months Ended
	Sep. 14, 2020	Nov. 30, 2019	Jul. 31, 2019	Nov. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Proceeds from issuance of convertible notes					$ 0	$ 160,000	$ 178,200	$ 20,000
Convertible Notes
Debt Instrument [Line Items]
Proceeds from issuance of convertible notes		$ 178,200		$ 178,200			$ 178,200
Debt issuance costs		$ 500		$ 500
Extension term of notes		1 year	1 year
Interest rate		3.00%		3.00%
Initial fair value of derivative recorded as discount on Convertible Notes' face amount		$ 41,700		$ 41,700
Effective interest rate		3.80%		3.80%	3.80%
Right to receive shares of common stock on exchange of convertible notes	13.3
Equity classified debt instrument	$ 212,900